Expected credit loss measurement - ECL for the period (Narrative) (Detail 2) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ 7	$ 18	$ (80)	$ 25	$ (108)
Total ECL allowances and provisions	(1,107)	(1,148)		(1,107)		$ (1,165)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)				57	(69)
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)				(10)	(16)
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)				(24)	(23)
Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)				2	$ 1
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	16
Total ECL allowances and provisions	517			517
Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(9)
Positions that are not credit impaired | Post-model adjustment
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	155	$ 204		$ 155		$ 224
Positions that are not credit impaired | Personal & Corporate Banking | Book size and quality changes
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	14
Positions that are not credit impaired | Personal & Corporate Banking | Corporate lending
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	10
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(9)
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	8
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	6
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(26)
Credit-impaired positions | Investment Bank | Single defaulted travel industry-related counterparty
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(28)
Credit-impaired positions | Group Functions - Non-core and Legacy
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ 2